Accrued Expenses and Current Liabilities	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Current Liabilities [Abstract]
ACCRUED EXPENSES AND CURRENT LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND CURRENT LIABILITIES

	December 31,
	2023	2022

Accrued expenses	$17,738	$17,993
Government authorities	3,646	4,984
Warranty provision	1,264	1,531
Provision for returns	1,166	1,084
	$23,814	$25,592